Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income Per Share
Schedule of basic and diluted net income per share

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net income	63,656	20,107	25,424

Denominator:
Weighted average number of ordinary shares outstanding—basic	44,910,676	44,423,885	44,253,419
Dilutive effect of share options	917,246	966,924	1,290,520

Weighted average number of ordinary shares outstanding—diluted	45,827,922	45,390,809	45,543,939

Basic net income per share	1.42	0.45	0.57
Diluted net income per share	1.39	0.44	0.56